Supplement dated March 22, 2022
to the Statement of Additional Information (SAI), dated March 1, 2022, for the following funds:
Fund
Columbia Funds Series Trust I
Columbia Small Cap Value Fund I
Multi-Manager (MM) Alternative Strategies Fund
The information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI is hereby superseded and replaced with the following, effective immediately for Columbia Small Cap Value Fund I, and effective March 31, 2022 with respect to Manulife, for MM Alternative Strategies Fund:
		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending April 30 – Information is as of April 30, 2021, unless otherwise noted
Small Cap Value Fund I	Jeremy Javidi	1 RIC 1 PIV 9 other accounts	$864.75 million $372.63 million $36.37 million	None	Over $1,000,000(a)	Columbia Management	Columbia Management
For Funds with fiscal year ending August 31 – Information is as of August 31, 2021, unless otherwise noted
MM Alternative Strategies Fund	Manulife: Christopher Chapman	6 RICs 47 PIVs 12 other accounts	$7.70 billion $20.79 billion $3.62 billion	None	None	Manulife	Manulife
	Thomas Goggins	6 RICs 52 PIVs 12 other accounts	$7.70 billion $20.89 billion $3.62 billion	None	None
	Daniel Janis III(l)	6 RICs 54 PIVs 12 other accounts	$7.70 billion $22.17 billion $3.62 billion	None	None
	Bradley Lutz(e)	6 RICs 3 PIVs 3 other accounts	$4.73 billion $364.90 million $391.00 million	None	None
	Kisoo Park	6 RICs 47 PIVs 12 other accounts	$7.70 billion $20.79 billion $3.62 billion	None	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)	Excludes any notional investments.
(e)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of December 31, 2021.
(l)	Mr. Janis III is expected to retire from Manulife, effective March 15, 2023 and, as of such date, he will cease to serve as Portfolio Manager of the Fund.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP910_00_035_(03/22)